Related Party Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Former Chief Business Development Officer [Member]
Management and Marketing consulting services		$ 76,500
Reimbursable business expenses	$ 7,515	4,113
Former Chief Executive Officer [Member]
Management and Marketing consulting services		$ 62,500